Goodwill (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment loss		$ 971,229